Note 5 - Investments - Movements in Warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Warrants	$ 661	$ 168
Additions, non-current		151
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss related credit derivatives or similar instruments	(622)	342
Warrants	$ 39	$ 661